UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/06
                          --------


        ITEM 1. REPORTS TO STOCKHOLDERS.


                     DECEMBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                  FRANKLIN CASH
                                  RESERVES FUND

--------------------------------------------------------------------------------


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Contents

SEMIANNUAL REPORT

Franklin Cash Reserves Fund ................................................  1

Performance Summary ........................................................  3

Your Fund's Expenses .......................................................  4

Financial Highlights &
Statement of Investments ...................................................  6

Financial Statements .......................................................  8

Notes to Financial Statements .............................................. 11

The Money Market Portfolios................................................. 16

Shareholder Information .................................................... 27

--------------------------------------------------------------------------------

Semiannual Report

Franklin Cash Reserves Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Cash Reserves Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Cash Reserves Fund's semiannual report for the period ended December 31, 2006.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the period under review resulted in an increase in the Fund's yield. In this environment, the Fund's seven-day effective yield rose from 4.36% on June 30, 2006, to 4.58% on December 31, 2006.

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed in the second and third quarters of 2006 and picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/06

--------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
--------------------------------------------------------
Certificates of Deposit                            47.9%
--------------------------------------------------------
Commercial Paper                                   42.2%
--------------------------------------------------------
Repurchase Agreements                               5.0%
--------------------------------------------------------
Bank Notes                                          3.2%
--------------------------------------------------------
U.S. Government Agency Securities                   1.7%
--------------------------------------------------------

consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices reached a historical high during the reporting period, which contributed to a rise in headline, or overall, inflation. However, oil prices fell in the latter part of the reporting period, partly due to ample supply and easing demand. Many retail goods prices, and thus inflation, also declined. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but began to dip at the outset of the fourth quarter. December's headline Consumer Price Index (CPI) reported a 12-month rise of 2.5%, while core CPI increased 2.6%. 1

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate incrementally to 5.25%, and then kept the rate steady from June 30 through the end of the year. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 5.15% at the beginning of the period to a high of 5.23% on July 5 and then fell to 4.71% on December 31, 2006. Typically, the intermediate portion of the yield curve is largely reflective of the markets' future inflation expectations. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

1.    Source: Bureau of Labor Statistics.


2 | Semiannual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2006, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: INRXX
12/31/06

---------------------------------------------------------
Seven-day effective yield*                         4.58%
---------------------------------------------------------
Seven-day annualized yield                         4.48%
---------------------------------------------------------

*     The seven-day effective yield assumes compounding of daily dividends.

      Annualized and effective yields are for the seven-day period ended 12/31/06. The Fund's average weighted maturity was 25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

      Franklin Advisers, Inc., the Fund's administrator and manager of the underlying Portfolio, agreed in advance to waive a portion of its management fees and make payments to limit other expenses. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 4.48% and 4.58%. The manager may end this arrangement at any time upon notice to the Fund's board.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

2.    These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 7/1/06      VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,022.50               $4.44
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,020.82               $4.43
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.87%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2006                        YEAR ENDED JUNE 30,
                                                       (UNAUDITED)          2006        2005        2004        2003        2002
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............         $      1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    --------------------------------------------------------------------------------

Income from investment operations - net
 investment income ..............................               0.022         0.034       0.013       0.002       0.007       0.018

Less distributions from net investment income ...              (0.022)       (0.034)     (0.013)     (0.002)     (0.007)     (0.018)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ..................         $      1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                    ================================================================================

Total return a ..................................                2.25%         3.49%       1.36%       0.21%       0.70%       1.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............         $   135,438     $ 142,192   $ 190,179   $ 196,808   $ 231,196   $ 180,909

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates b ...............................                0.89% c       0.84%       0.98%       1.06%       0.96%       0.94%

 Expenses net of waiver and payments
  by affiliates b ...............................                0.87% c       0.81%       0.85%       0.85%       0.88%       0.93%

 Net investment income ..........................                4.46% c       3.35%       1.34%       0.23%       0.66%       1.80%

a     Total return is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c     Annualized.


6 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CASH RESERVES FUND                                                                  SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
    MUTUAL FUND (COST $135,488,285) 100.0%
  a The Money Market Portfolio, 5.17% ....................................................    135,488,285   $ 135,488,285
    OTHER ASSETS, LESS LIABILITIES 0.0% b ................................................                        (50,363)
                                                                                                            --------------
    NET ASSETS 100.0% ....................................................................                  $ 135,437,922
                                                                                                            ==============

a     The rate shown is the annualized seven-day yield at period end.

b     Rounds to less than 0.1% of net assets.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                                                      --------------
                                                                                                                         FRANKLIN
                                                                                                                      CASH RESERVES
                                                                                                                           FUND
                                                                                                                      --------------
Assets:
 Investments in Portfolio, at value and cost ......................................................................   $ 135,488,285
 Receivables from capital shares sold .............................................................................         221,685
                                                                                                                      --------------
      Total assets ................................................................................................     135,709,968
                                                                                                                      --------------
Liabilities:
 Payables:
  Capital shares redeemed .........................................................................................          72,578
  Affiliates ......................................................................................................         117,279
  Distributions to shareholders ...................................................................................          40,872
  Reports to shareholders .........................................................................................          28,839
 Accrued expenses and other liabilities ...........................................................................          12,478
                                                                                                                      --------------
      Total liabilities ...........................................................................................         272,046
                                                                                                                      --------------
       Net assets, at value .......................................................................................   $ 135,437,922
                                                                                                                      ==============
Net assets consist of paid-in capital .............................................................................   $ 135,437,922
                                                                                                                      ==============
Shares outstanding ................................................................................................     135,437,922
                                                                                                                      ==============
Net asset value per share .........................................................................................   $        1.00
                                                                                                                      ==============


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                                                      --------------
                                                                                                                         FRANKLIN
                                                                                                                      CASH RESERVES
                                                                                                                           FUND
                                                                                                                      --------------
Investment income:
 Dividends from Portfolio .........................................................................................   $   3,691,042
                                                                                                                      --------------
Expenses:
 Administrative fees (Note 3a) ....................................................................................         178,684
 Distribution fees (Note 3b) ......................................................................................         183,997
 Transfer agent fees (Note 3c) ....................................................................................         123,852
 Reports to shareholders ..........................................................................................          12,166
 Registration and filing fees .....................................................................................           8,552
 Professional fees ................................................................................................          12,860
 Trustees' fees and expenses ......................................................................................           1,037
 Other ............................................................................................................             736
                                                                                                                      --------------
      Total expenses ..............................................................................................         521,884
                                                                                                                      --------------
      Expenses waived/paid by affiliates (Note 3d) ................................................................         (19,424)
                                                                                                                      --------------
       Net expenses ...............................................................................................         502,460
                                                                                                                      --------------
        Net investment income .....................................................................................       3,188,582
                                                                                                                      --------------
Net increase (decrease) in net assets resulting from operations ...................................................   $   3,188,582
                                                                                                                      ==============


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  ----------------------------------
                                                                                                     FRANKLIN CASH RESERVES FUND
                                                                                                  ----------------------------------
                                                                                                  SIX MONTHS ENDED
                                                                                                  DECEMBER 31, 2006     YEAR ENDED
                                                                                                     (UNAUDITED)      JUNE 30, 2006
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ........................................................      $    3,188,582   $   5,376,199
                                                                                                  ----------------------------------
 Distributions to shareholders from net investment income .....................................          (3,188,582)     (5,376,199)
 Capital share transactions (Note 2) ..........................................................          (6,754,279)    (47,987,093)
                                                                                                  ----------------------------------
      Net increase (decrease) in net assets ...................................................          (6,754,279)    (47,987,093)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ..........................................................................         142,192,201     190,179,294
                                                                                                  ----------------------------------
 End of period ................................................................................      $  135,437,922   $ 142,192,201
                                                                                                  ==================================


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Cash Reserves Fund (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2006, the Fund owns 2.23% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                                                  ----------------------------------
                                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                                  DECEMBER 31, 2006   JUNE 30, 2006
                                                                                                  ----------------------------------
Shares sold ...................................................................................      $   33,172,834   $ 122,263,231
Shares issued in reinvestment of distributions ................................................           3,129,515       5,367,649
Shares redeemed ...............................................................................         (43,056,628)   (175,617,973)
                                                                                                  ----------------------------------
Net increase (decrease) .......................................................................      $   (6,754,279)  $ (47,987,093)
                                                                                                  ==================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the Portfolio and of the following subsidiaries:

---------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
---------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


12 | Semiannual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.25% per year of the average daily net assets of the Fund.

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a reimbursement distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $123,852, of which $106,946 was retained by Investor Services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of administrative fees. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time.

4. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

5. REGULATORY MATTERS (CONTINUED)

with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


14 | Semiannual Report

Institutional Fiduciary Trust

FRANKLIN CASH RESERVES FUND

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 15

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                         -------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                         DECEMBER 31,
                                             2006                                     YEAR ENDED JUNE 30,
                                         (UNAUDITED)              2006           2005           2004           2003            2002
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .   $       1.00       $     1.00     $     1.00     $     1.00     $     1.00    $       1.00
                                         -------------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...............          0.026            0.041          0.020          0.009          0.014           0.026

Less distributions from net investment
 income ..............................         (0.026)          (0.041)        (0.020)        (0.009)        (0.014)         (0.026)
                                         -------------------------------------------------------------------------------------------
Net asset value, end of period .......   $       1.00       $     1.00     $     1.00     $     1.00     $     1.00    $       1.00
                                         ===========================================================================================

Total return a .......................           2.63%            4.15%          2.06%          0.94%          1.41%           2.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....   $  6,068,863       $4,993,739     $5,676,479     $5,505,394     $5,331,200    $  4,734,196

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates ......................           0.16% b          0.16%          0.16%          0.16%          0.15%           0.16%

 Expenses net of waiver and payments
  by affiliates ......................           0.16% b,c        0.16% c        0.16% c        0.15% c        0.15%           0.15%

 Net investment income ...............           5.16% b          4.09%          2.04%          0.93%          1.39%           2.56%

a     Total return is not annualized for periods less than one year.

b     Annualized.

c     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 102.8%
   BANK NOTES (COST $200,000,850) 3.3%
   Bank of America North America, 5.32%, 2/01/07 .............................................    $  200,000,000    $   200,000,850
                                                                                                                    ----------------
   CERTIFICATES OF DEPOSIT 49.3%
   Abbey National Treasury Services PLC, Stamford Branch, 5.285%, 1/18/07 ....................       200,000,000        200,000,470
   Australia & New Zealand Banking Group Ltd., New York Branch, 5.28%, 1/29/07 ...............       200,000,000        200,000,772
   Bank of Nova Scotia, Portland Branch, 5.29%, 1/09/07 ......................................       200,000,000        200,000,000
   Banque Nationale de Paris, New York Branch, 5.275%, 2/05/07 ...............................       200,000,000        200,000,964
   Barclays Bank PLC, New York Branch, 5.32%, 2/08/07 ........................................       100,000,000        100,000,000
   Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 ........................................        99,500,000         99,501,026
   Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ................................       100,000,000        100,000,000
   Dexia Credit Local, New York Branch, 4.875%, 2/01/07 ......................................        50,000,000         50,000,000
   Dexia Credit Local, New York Branch, 5.285%, 2/15/07 ......................................       150,000,000        150,000,000
   HBOS Treasury Services, New York Branch, 5.32%, 3/20/07 ...................................       200,000,000        200,000,000
   Lloyds Bank PLC, New York Branch, 5.29%, 1/30/07 ..........................................       200,000,000        200,000,796
   Rabobank Nederland NV, New York Branch, 5.275%, 1/17/07 ...................................       200,000,000        200,000,443
   Royal Bank of Scotland, New York Branch, 5.28%, 1/10/07 ...................................       200,000,000        200,000,249
   Societe Generale, New York Branch, 5.28%, 1/05/07 .........................................       200,000,000        200,000,000
   Svenska Handelsbanken, New York Branch, 5.305%, 2/02/07 ...................................       200,000,000        200,000,857
   UBS AG, Stamford Branch, 5.30%, 1/22/07 ...................................................       200,000,000        200,000,577
   Wells Fargo Bank North America, San Francisco Branch, 4.79%, 1/18/07 ......................        93,000,000         92,966,495
   Westpac Banking Corp., New York Branch, 5.32%, 1/24/07 ....................................       200,000,000        200,001,261
                                                                                                                    ----------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,992,473,910) .......................................                        2,992,473,910
                                                                                                                    ----------------
 a COMMERCIAL PAPER 43.4%
   BP Capital Markets PLC, 1/02/07 ...........................................................       141,800,000        141,779,203
   Colgate-Palmolive Co., 1/19/07 ............................................................        50,000,000         49,869,000
   Commonwealth Bank of Australia, 2/07/07 ...................................................       200,000,000        198,923,917
   Concentrate Manufacturing Co. of Ireland, 1/04/07 .........................................        63,000,000         62,972,700
   Concentrate Manufacturing Co. of Ireland, 1/11/07 .........................................        63,900,000         63,807,700
   Concentrate Manufacturing Co. of Ireland, 1/12/07 - 1/17/07 ...............................        75,000,000         74,862,777
   Depfa Bank PLC, 1/31/07 ...................................................................       200,000,000        199,126,667
   Internationale Nederlanden U.S. Funding Corp., 1/19/07 ....................................       200,000,000        199,476,000
   Johnson & Johnson, 1/08/07 ................................................................       150,000,000        149,848,333
   Johnson & Johnson, 1/12/07 ................................................................        50,000,000         49,920,250
   Morgan Stanley Group Inc., 1/16/07 ........................................................       200,000,000        199,560,833
   National Australia Funding, 1/22/07 .......................................................       200,000,000        199,382,833
   Nestle Capital Corp., 1/11/07 .............................................................       200,000,000        199,710,000
   Procter & Gamble Co., 1/04/07 .............................................................       100,000,000         99,956,417
   Procter & Gamble Co., 1/09/07 .............................................................       100,000,000         99,883,778
   Siemens Capital Corp., 1/19/07 ............................................................       174,000,000        173,541,510
   Societe Generale North America Inc., 1/05/07 ..............................................        50,000,000         49,970,861
   Toyota Motor Credit Corp., 1/23/07 ........................................................       200,000,000        199,359,556
   UBS AG Finance Delaware Inc., 1/05/07 .....................................................        23,708,000         23,694,170
   U.S. Central Credit Union, 1/25/07 ........................................................       200,000,000        199,297,333
                                                                                                                    ----------------
   TOTAL COMMERCIAL PAPER (COST $2,634,943,838) ..............................................                        2,634,943,838
                                                                                                                    ----------------


                                                          Semiannual Report | 17

The Money Market Portfolios

------------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 1.7%
 a FHLB, 1/02/07 .............................................................................    $  100,790,000    $   100,776,561
 a FHLB, 1/03/07 .............................................................................           200,000            199,943
 a FHLB, 1/05/07 .............................................................................           210,000            209,880
 a FHLB, 1/19/07 .............................................................................         1,320,000          1,316,581
 a U.S. Treasury Bill, 1/04/07 ...............................................................         2,500,000          2,498,943
                                                                                                                    ----------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $105,001,908) ...........................                          105,001,908
                                                                                                                    ----------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,932,420,506) ......................                        5,932,420,506
                                                                                                                    ----------------
 b REPURCHASE AGREEMENTS 5.1%
   ABN AMRO Bank NV, 5.27%, 1/02/07 (Maturity Value $80,046,844) Collateralized
     by U.S. Government Agency Securities, 4.50% - 5.25%,
      8/03/07 - 8/04/08 ......................................................................        80,000,000         80,000,000
   Deutsche Morgan Grenfell, 4.85%, 1/02/07 (Maturity Value $114,641,746)
     Collateralized by U.S. Treasury Note, 4.25%, 1/15/10 ....................................       114,580,000        114,580,000
   Morgan Stanley & Co. Inc., 4.80%, 1/02/07 (Maturity Value $114,641,109)
     Collateralized by U.S. Treasury Notes, 3.625% - 3.875%, 1/15/08 - 1/15/09 ...............       114,580,000        114,580,000
                                                                                                                    ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $309,160,000) ...........................................                          309,160,000
                                                                                                                    ----------------
   TOTAL SHORT TERM INVESTMENTS (COST $6,241,580,506) 102.8% .................................                        6,241,580,506
   OTHER ASSETS, LESS LIABILITIES (2.8)% .....................................................                         (172,717,824)
                                                                                                                    ----------------
   NET ASSETS 100.0% .........................................................................                      $ 6,068,862,682
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                                                    ----------------
                                                                                                                       THE MONEY
                                                                                                                         MARKET
                                                                                                                       PORTFOLIO
                                                                                                                    ----------------
Assets:
 Investments in securities, at amortized cost ...................................................................   $ 5,932,420,506
 Repurchase agreements, at value and cost .......................................................................       309,160,000
                                                                                                                    ----------------
      Total investments .........................................................................................   $ 6,241,580,506
 Cash ...........................................................................................................             2,393
 Interest receivable ............................................................................................        28,067,699
                                                                                                                    ----------------
      Total assets ..............................................................................................     6,269,650,598
                                                                                                                    ----------------

Liabilities:
 Payables:
  Investment securities purchased ...............................................................................       200,000,857
  Affiliates ....................................................................................................           755,862
  Distributions to shareholders .................................................................................             6,924
 Accrued expenses and other liabilities .........................................................................            24,273
                                                                                                                    ----------------
      Total liabilities .........................................................................................       200,787,916
                                                                                                                    ----------------
       Net assets, at value .....................................................................................   $ 6,068,862,682
                                                                                                                    ================
Net assets consist of paid-in capital ...........................................................................   $ 6,068,862,682
                                                                                                                    ================
Shares outstanding ..............................................................................................     6,068,862,682
                                                                                                                    ================
Net asset value per share .......................................................................................   $          1.00
                                                                                                                    ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                                                    ----------------
                                                                                                                       THE MONEY
                                                                                                                         MARKET
                                                                                                                       PORTFOLIO
                                                                                                                    ----------------
Investment income:
 Interest .......................................................................................................   $   154,020,740
                                                                                                                    ----------------
Expenses:
 Management fees (Note 3a) ......................................................................................         4,335,253
 Custodian fees (Note 4) ........................................................................................            64,170
 Reports to shareholders ........................................................................................             6,088
 Professional fees ..............................................................................................            23,745
 Other ..........................................................................................................            56,144
                                                                                                                    ----------------
      Total expenses ............................................................................................         4,485,400
      Expense reductions (Note 4) ...............................................................................              (464)
                                                                                                                    ----------------
       Net expenses .............................................................................................         4,484,936
                                                                                                                    ----------------
        Net investment income ...................................................................................       149,535,804
                                                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations .................................................   $   149,535,804
                                                                                                                    ================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      -------------------------------------
                                                                           THE MONEY MARKET PORTFOLIOS
                                                                      -------------------------------------
                                                                      SIX MONTHS ENDED
                                                                      DECEMBER 31, 2006      YEAR ENDED
                                                                         (UNAUDITED)       JUNE 30, 2006
                                                                      -------------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ............................   $     149,535,804   $    235,463,389
 Distributions to shareholders from net investment income .........        (149,535,804)      (235,463,389)
 Capital share transactions: (Note 2) .............................       1,075,123,662       (682,740,398)
                                                                      -------------------------------------
      Net increase (decrease) in net assets .......................       1,075,123,662       (682,740,398)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period ..............................................       4,993,739,020      5,676,479,418
                                                                      =====================================
 End of period ....................................................   $   6,068,862,682   $  4,993,739,020
                                                                      =====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one Portfolio, the The Money Market Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 29, 2006. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


22 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                                      -------------------------------------
                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                      DECEMBER 31, 2006    JUNE 30, 2006
                                                                      -------------------------------------
Shares sold .......................................................   $   4,495,976,470   $  5,987,924,802
Shares issued on merger (Note 6) ..................................          84,125,474                 --
Shares issued in reinvestment of distributions ....................         149,529,134        235,470,437
Shares redeemed ...................................................   $  (3,654,507,416)    (6,906,135,637)
                                                                      -------------------------------------
Net increase (decrease) ...........................................   $   1,075,123,662   $   (682,740,398)
                                                                      =====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent


                                                          Semiannual Report | 23

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, the shares of the Portfolio were owned by the following funds:

                                                                                   ----------------------------------
                                                                                                     PERCENTAGE OF
                                                                                      SHARES       OUTSTANDING SHARES
                                                                                   ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .........................   3,981,217,812         65.60%
Franklin Money Fund ............................................................   1,852,575,655         30.53%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ....................     135,488,285          2.23%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ............      99,580,930          1.64%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.


24 | Semiannual Report

The Money Market Portfolios

6. MERGER (CONTINUED)

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                              SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
The U.S. Government Securities Money Market Portfolio      $    84,125,474
The Money Market Portfolio ...........................     $ 5,604,232,120
The Money Market Portfolio - post merger .............     $ 5,688,357,594

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 25

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


26 | Semiannual Report

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 27

                       This page intentionally left blank.

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

SEMIANNUAL REPORT

FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

SHAREHOLDER SERVICES

1-800/342-5236
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2006 02/07








                                                   SEMIANNUAL REPORT
------------------------------------------------------------------------ 31 2006
                                                                     12

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                INSTITUTIONAL FIDUCIARY TRUST

                              --------------------------------------------------

                                Franklin Structured Large Cap Core Equity Fund

                                Franklin Structured Large Cap Growth Equity Fund

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

Franklin Structured Large Cap Core Equity Fund ............................    1

Franklin Structured Large Cap Growth Equity Fund ..........................    8

Financial Highlights & Statements of Investments ..........................   14

Financial Statements ......................................................   30

Notes to Financial Statements .............................................   33

Shareholder Information ...................................................   40

--------------------------------------------------------------------------------

Semiannual Report

Franklin Structured Large Cap Core Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Structured Large Cap Core Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Structured Large Cap Core Equity Fund covers the period ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Core Equity Fund had a +12.44% cumulative total return for the six-month period under review. The Fund's performance was comparable to that of the Russell 1000(R) Index, which returned +12.36%. 1 You can find more of the Fund's performance data in the Performance Summary on page 5.

1. Source: Standard & Poor's Micropal. The Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2006, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter and an estimated annualized 3.5% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.6% to 4.5%. 2

Although energy and other commodity prices fell during the period, they remained historically high and were a primary economic concern for much of the period. Oil prices declined from a record high of $77 per barrel in July to $61 at period-end. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices surged in November, reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 3

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

The Fed's decision to leave rates steady through period-end helped restore investor confidence. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +13.14%, and the broader Standard & Poor's 500 Index (S&P 500) returned +12.73%, while the technology-heavy NASDAQ Composite Index had a +12.48% total return.4 Telecommunications, utilities and consumer discretionary stocks performed particularly well.

2.    Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


2 | Semiannual Report

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return over the Fund's benchmark, the Russell 1000 Index. To achieve the first objective, the portfolio is managed using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio generally is sector- and industry-neutral (i.e., it does not typically deviate from the index weightings by more than 2%) with excess return coming primarily from security selection of Franklin Advisers, Inc.

MANAGER'S DISCUSSION

Franklin Structured Large Cap Core Equity Fund uses an enhanced index strategy that seeks to outperform the Russell 1000 Index marginally, with very little excess relative risk. We expect the majority of our over- or under performance to come from security selection.

During the six months ended December 31, 2006, the Fund benefited from an overweighted position relative to the Russell 1000 Index in pharmaceutical giant Merck as investors became less concerned about the company's liability resulting from litigation over its controversial product Vioxx. Out-of-index holding Marvel Entertainment, which publishes comic books, licenses comic characters and sells toys, was a strong performer as management initiated a large-scale share repurchase program despite concurrent business restructuring. Other significant contributors to the Fund's relative results included computer peripherals company Lexmark International and health plan provider WellCare Group.

The Fund also had some detractors from performance. Notably, our overweighted position in gypsum manufacturer Eagle Materials hindered relative performance primarily due to the weak housing market. Global transportation, supply chain management and information services company EGL also detracted from Fund performance as concerns about the company's air freight business surfaced in the third quarter. Shares of network access provider EarthLink declined as the company experienced delays in building its broadband-related infrastructure. EGL and EarthLink were not index components and the Fund sold its investments in Eagle Materials by period-end.

PORTFOLIO BREAKDOWN

Franklin Structured Large Cap Core Equity Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Finance                                                 21.4%
Electronic Technology*                                  12.5%
Health Technology*                                       9.1%
Producer Manufacturing                                   8.5%
Consumer Non-Durables                                    8.4%
Energy Minerals                                          7.4%
Technology Services*                                     5.9%
Retail Trade                                             5.2%
Consumer Services                                        3.9%
Communications                                           3.1%
Health Services                                          3.0%
Consumer Durables                                        2.3%
Utilities                                                2.1%
Other                                                    7.2%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                           Semiannual Report | 3

TOP 10 HOLDINGS

Franklin Structured Large Cap Core Equity Fund
12/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.2%
   ENERGY MINERALS
--------------------------------------------------------------------------------
Citigroup Inc.                                                              2.9%
   FINANCE
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.4%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.4%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
General Electric Co.                                                        1.8%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                                         1.8%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.8%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.8%
   FINANCE
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                                    1.7%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                          1.6%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------

We appreciate your support and look forward to serving your investment needs in the years ahead.

[PHOTO OMITTED]      /s/ Niels Bruckner

                     Niels Bruckner, Ph.D., CFA
                     Portfolio Manager
                     Franklin Structured Large Cap Core Equity Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

Performance Summary as of 12/31/06

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
SYMBOL: N/A                                                    CHANGE     12/31/06      6/30/06
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          +$0.72       $12.33       $11.61
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
-----------------------------------------------------------------------------------------------
Dividend Income                                  $0.1367
-----------------------------------------------------------------------------------------------
Short-term Capital Gain                          $0.4147
-----------------------------------------------------------------------------------------------
Long-term Capital Gain                           $0.1753
-----------------------------------------------------------------------------------------------
        TOTAL                                    $0.7267
-----------------------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------
                                                 6-MONTH       1-YEAR       3-YEAR    INCEPTION (4/30/03)
---------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +12.44%      +15.63%      +32.26%          +61.72%
---------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +12.44%      +15.63%       +9.77%          +13.99%
---------------------------------------------------------------------------------------------------------
Value of $1,000,000 Investment 4              $1,124,410   $1,156,285   $1,322,638        $1,617,195
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. INVESTING IN A FUND THAT FOCUSES IN ONE OR A FEW SECTORS INVOLVES SPECIAL RISKS, INCLUDING GREATER SENSITIVITY TO ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS IN THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator have agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.


                                                           Semiannual Report | 5

Your Fund's Expenses

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
                                               VALUE 7/1/06     VALUE 12/31/06    PERIOD* 7/1/06-12/31/06
---------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $ 1,124.40              $ 3.75
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,021.68              $ 3.57
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

Franklin Structured Large Cap Growth Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Structured Large Cap Growth Equity Fund seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Structured Large Cap Growth Equity Fund covers the period ended December 31, 2006.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Growth Equity Fund had a +10.46% cumulative total return for the six-month period under review. The Fund's performance was comparable to that of the Russell 1000(R) Growth Index, which returned +10.10%. 1 You can find more of the Fund's performance data in the Performance Summary on page 11.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2006, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter and an estimated annualized 3.5% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.6% to 4.5%. 2

1. Source: Standard & Poor's Micropal. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


8 | Semiannual Report

Although energy and other commodity prices fell during the period, they remained historically high and were a primary economic concern for much of the period. Oil prices declined from a record high of $77 per barrel in July to $61 at period-end. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices surged in November, reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 3

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

The Fed's decision to leave rates steady through period-end helped restore investor confidence. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +13.14%, and the broader Standard & Poor's 500 Index (S&P 500) returned +12.73%, while the technology-heavy NASDAQ Composite Index had a +12.48% total return. 4 Telecommunications, utilities and consumer discretionary stocks performed particularly well.

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return over the Fund's benchmark, the Russell 1000 Growth Index. To achieve the first objective, the portfolio is run using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio generally is sector- and industry-neutral (i.e., it does not typically deviate from the index weightings by more than 1%) with excess return coming primarily from security selection of Franklin Advisers, Inc.

PORTFOLIO BREAKDOWN

Franklin Structured Large Cap Growth Equity Fund
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                                  17.0%
Health Technology*                                      13.4%
Technology Services*                                    11.5%
Consumer Non-Durables                                    8.0%
Producer Manufacturing                                   7.8%
Finance                                                  7.8%
Retail Trade                                             7.0%
Consumer Services                                        3.5%
Health Services                                          3.5%
Transportation                                           2.9%
Communications                                           2.4%
Energy Minerals                                          2.4%
Process Industries                                       1.9%
Other                                                    8.2%
Short-Term Investments & Other Net Assets                2.7%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                           Semiannual Report | 9

TOP 10 HOLDINGS

Franklin Structured Large Cap Growth Equity Fund
12/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                          5.2%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Johnson & Johnson                                                        4.1%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
The Procter & Gamble Co.                                                 3.9%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                       3.9%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
General Electric Co.                                                     3.2%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Intel Corp.                                                              2.6%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                               2.1%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                     2.0%
   RETAIL TRADE
--------------------------------------------------------------------------------
Lowes Cos. Inc.                                                          1.7%
   RETAIL TRADE
--------------------------------------------------------------------------------
Dell Inc.                                                                1.7%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

Franklin Structured Large Cap Growth Equity Fund uses an enhanced index strategy that seeks to outperform the Russell 1000 Growth Index marginally, with very little excess relative risk. We expect the majority of our over- or underperformance to come from security selection.

During the six months ended December 31, 2006, the Fund benefited from an overweighted position in computer networking company Cisco Systems, relative to its benchmark, the Russell 1000 Growth Index. Cisco's net income increased significantly as Internet traffic continued to grow rapidly. Industrial services company Veritas DGC, which was not an index component, was another strong contributor to performance. Veritas uses seismic data to survey oil and gas fields, and sustained demand for oil and gas exploration and discovery drove shares higher. Likewise, the Fund's holding in capital equipment manufacturer Terex also performed well. The recovery of non-residential construction in the U.S. and strong demand for commodity-related mining equipment worldwide led to increased revenues and margin expansion for the company.

The Fund also had some detractors from performance. Overweighted positions in air freight transportation company Expeditors International of Washington, personnel services company Robert Half International and oilfield services and equipment company Helix Energy Solutions hindered the Fund's relative results during the reporting period.

We appreciate your support and look forward to serving your investment needs in the years ahead.

[PHOTO OMITTED]      /s/ Niels Bruckner

                     Niels Bruckner, Ph.D., CFA
                     Portfolio Manager
                     Franklin Structured Large Cap Growth Equity Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


10 | Semiannual Report

Performance Summary as of 12/31/06

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------
SYMBOL: N/A                                          CHANGE     12/31/06               6/30/06
----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.95       $12.35           $11.40
----------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
----------------------------------------------------------------------------------------------
Dividend Income                      $0.0681
----------------------------------------------------------------------------------------------
Short-term Capital Gain              $0.0352
----------------------------------------------------------------------------------------------
Long-term Capital Gain               $0.1411
----------------------------------------------------------------------------------------------
   TOTAL                             $0.2444
----------------------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

----------------------------------------------------------------------------------------------
                                       6-MONTH       1-YEAR       3-YEAR   INCEPTION (4/30/03)
----------------------------------------------------------------------------------------------
Cumulative Total Return 2               +10.46%       +9.40%      +17.42%         +44.12%
----------------------------------------------------------------------------------------------
Average Annual Total Return 3           +10.46%       +9.40%       +5.50%         +10.47%
----------------------------------------------------------------------------------------------
Value of $1,000,000 Investment 4    $1,104,594   $1,094,038   $1,174,170      $1,441,245
----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. INVESTING IN A FUND THAT FOCUSES IN ONE OR A FEW SECTORS INVOLVES SPECIAL RISKS, INCLUDING GREATER SENSITIVITY TO ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS IN THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator have agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.


                                                          Semiannual Report | 11

Your Fund's Expenses

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                               VALUE 7/1/06     VALUE 12/31/06    PERIOD* 7/1/06-12/31/06
---------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $ 1,104.60              $ 3.71
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,021.68              $ 3.57
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.70% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                           -------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                           DECEMBER 31, 2006                  YEAR ENDED JUNE 30,
                                                              (UNAUDITED)           2006         2005         2004        2003 f
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................       $   11.61       $   11.78    $   12.09    $   10.68   $   10.00
                                                           -------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................            0.07            0.14         0.16         0.09        0.02
   Net realized and unrealized gains (losses) ..........            1.38            0.78         0.61         1.71        0.66
                                                           -------------------------------------------------------------------
Total from investment operations .......................            1.45            0.92         0.77         1.80        0.68
                                                           -------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................           (0.14)          (0.22)       (0.06)       (0.09)         --
   Net realized gains ..................................           (0.59)          (0.87)       (1.02)       (0.30)         --
                                                           -------------------------------------------------------------------
Total distributions ....................................           (0.73)          (1.09)       (1.08)       (0.39)         --
                                                           -------------------------------------------------------------------
Net asset value, end of period .........................       $   12.33       $   11.61    $   11.78    $   12.09   $   10.68
                                                           ===================================================================
Total return c .........................................           12.44%           7.92%        6.56%       17.10%       6.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................       $   3,603       $   3,203    $   2,969    $   2,786   $   2,137
Ratios to average net assets:
   Expenses before waiver and payments by affiliates ...            2.63% d         2.39%        2.26%        3.66%       1.03% g
   Expenses net of waiver and payments by affiliates ...            0.70% d         0.70% e      0.70% e      0.70%       0.12% g
   Net investment income ...............................            1.12% d         1.18%        1.37%        0.81%       0.17% g
Portfolio turnover rate ................................           44.68%          77.16%      112.78%      164.34%       9.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

g     Not annualized.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 100.0%
  COMMERCIAL SERVICES 0.7%
a Dun & Bradstreet Corp. ..................................................................          90   $        7,451
a Idearc Inc. .............................................................................          46            1,318
  Omnicom Group Inc. ......................................................................          12            1,255
a SAIC Inc. ...............................................................................         641           11,403
  SEI Investments Co. .....................................................................          84            5,003
                                                                                                          --------------
                                                                                                                  26,430
                                                                                                          --------------
  COMMUNICATIONS 3.1%
  AT&T Inc. ...............................................................................       1,234           44,116
  BellSouth Corp. .........................................................................         472           22,236
  CenturyTel Inc. .........................................................................          93            4,060
  Embarq Corp. ............................................................................         111            5,834
  Verizon Communications Inc. .............................................................         928           34,559
                                                                                                          --------------
                                                                                                                 110,805
                                                                                                          --------------
  CONSUMER DURABLES 2.3%
  Black & Decker Corp. ....................................................................         386           30,869
  Ford Motor Co. ..........................................................................         403            3,027
  Furniture Brands International Inc. .....................................................           8              130
  General Motors Corp. ....................................................................         420           12,902
a Marvel Entertainment Inc. ...............................................................       1,241           33,395
a Select Comfort Corp. ....................................................................         226            3,930
                                                                                                          --------------
                                                                                                                  84,253
                                                                                                          --------------
  CONSUMER NON-DURABLES 8.4%
  Altria Group Inc. .......................................................................         448           38,447
  Anheuser-Busch Cos. Inc. ................................................................         536           26,371
  Blyth Inc. ..............................................................................         276            5,727
  The Coca-Cola Co. .......................................................................       1,147           55,343
  Colgate-Palmolive Co. ...................................................................         511           33,338
  Columbia Sportswear Co. .................................................................         204           11,363
  General Mills Inc. ......................................................................         354           20,390
  PepsiCo Inc. ............................................................................         523           32,714
  The Procter & Gamble Co. ................................................................         934           60,028
  Reynolds American Inc. ..................................................................           6              393
  UST Inc. ................................................................................         139            8,090
  VF Corp. ................................................................................         105            8,618
  Yankee Candle Co. Inc. ..................................................................          52            1,782
                                                                                                          --------------
                                                                                                                 302,604
                                                                                                          --------------
  CONSUMER SERVICES 3.9%
  CBRL Group Inc. .........................................................................         478           21,395
  CBS Corp., B ............................................................................         219            6,828
  Clear Channel Communications Inc. .......................................................         128            4,549
a Comcast Corp. ...........................................................................         181            7,662
  Gannett Co. Inc. ........................................................................          21            1,270
a Liberty Media Holding Corp.-Capital, A ..................................................         422           41,348
  Meredith Corp. ..........................................................................         180           10,143


                                                          Semiannual Report | 15

Institutional Fiduciary Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
a Papa John's International Inc. ..........................................................          24   $          696
a Priceline.com Inc. ......................................................................         189            8,242
  Time Warner Inc. ........................................................................         128            2,788
a Viacom Inc., B ..........................................................................         219            8,986
  The Walt Disney Co. .....................................................................         767           26,285
a Wyndham Worldwide Corp. .................................................................          17              544
                                                                                                          --------------
                                                                                                                 140,736
                                                                                                          --------------
  DISTRIBUTION SERVICES 0.4%
  Cardinal Health Inc. ....................................................................         118            7,603
  McKesson Corp. ..........................................................................          81            4,107
a WESCO International Inc. ................................................................          29            1,705
                                                                                                          --------------
                                                                                                                  13,415
                                                                                                          --------------
  ELECTRONIC TECHNOLOGY 12.5%
a Agilent Technologies Inc. ...............................................................         378           13,173
a Apple Computer Inc. .....................................................................          40            3,394
  Applied Materials Inc. ..................................................................         405            7,472
  The Boeing Co. ..........................................................................         602           53,482
a Cisco Systems Inc. ......................................................................       2,163           59,115
a Dell Inc. ...............................................................................         992           24,889
  General Dynamics Corp. ..................................................................         380           28,253
  Hewlett-Packard Co. .....................................................................       1,574           64,833
  Intel Corp. .............................................................................       1,909           38,657
a Lam Research Corp. ......................................................................         450           22,779
a Lexmark International Inc., A ...........................................................         499           36,527
  Lockheed Martin Corp. ...................................................................         289           26,608
  Motorola Inc. ...........................................................................         265            5,448
  National Semiconductor Corp. ............................................................         310            7,037
a NCR Corp. ...............................................................................         132            5,644
a Network Appliance Inc. ..................................................................         152            5,971
  Nokia Corp., ADR (Finland) ..............................................................         937           19,040
a QLogic Corp. ............................................................................         540           11,837
  Texas Instruments Inc. ..................................................................         341            9,821
a Verigy Ltd. (Singapore) .................................................................          46              817
  Xilinx Inc. .............................................................................         112            2,667
a Zoran Corp. .............................................................................         187            2,726
                                                                                                          --------------
                                                                                                                 450,190
                                                                                                          --------------
  ENERGY MINERALS 7.4%
  Anadarko Petroleum Corp. ................................................................         161            7,007
  Chevron Corp. ...........................................................................         299           21,986
  Exxon Mobil Corp. .......................................................................       1,991          152,570
  Frontier Oil Corp. ......................................................................         271            7,789
  Marathon Oil Corp. ......................................................................         252           23,310
  Royal Dutch Shell PLC, A, ADR (United Kingdom) ..........................................         133            9,415
  Sunoco Inc. .............................................................................         429           26,752
  Tesoro Corp. ............................................................................         252           16,574
                                                                                                          --------------
                                                                                                                 265,403
                                                                                                          --------------


16 | Semiannual Report

Institutional Fiduciary Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE 21.4%
  Advance America Cash Advance Centers Inc. ...............................................         767   $       11,237
a Affiliated Managers Group Inc. ..........................................................         354           37,216
  AFLAC Inc. ..............................................................................         760           34,960
  The Allstate Corp. ......................................................................         134            8,725
  American Express Co. ....................................................................          64            3,883
  American International Group Inc. .......................................................         275           19,706
a AmeriCredit Corp. .......................................................................         651           16,386
  Ameriprise Financial Inc. ...............................................................         149            8,120
  Assurant Inc. ...........................................................................         682           37,680
  Avis Budget Group Inc. ..................................................................           8              174
  Bank of America Corp. ...................................................................       1,203           64,228
  The Bank of New York Co. Inc. ...........................................................         242            9,528
a Berkshire Hathaway Inc., B ..............................................................           1            3,666
  BlackRock Inc. ..........................................................................          41            6,228
  Capital One Financial Corp. .............................................................         261           20,050
  Chubb Corp. .............................................................................         480           25,397
  Citigroup Inc. ..........................................................................       1,870          104,159
  Commerce Group Inc. .....................................................................         234            6,961
  Fannie Mae ..............................................................................         442           26,250
  Genworth Financial Inc., A ..............................................................         219            7,492
  The Goldman Sachs Group Inc. ............................................................          80           15,948
  Hartford Financial Services Group Inc. ..................................................         173           16,143
  HCC Insurance Holdings Inc. .............................................................         435           13,959
a Investment Technology Group Inc. ........................................................         297           12,735
  JPMorgan Chase & Co. ....................................................................         157            7,583
  M&T Bancorp .............................................................................         156           19,057
  MGIC Investment Corp. ...................................................................          38            2,377
  Morgan Stanley ..........................................................................         121            9,853
  Nationwide Financial Services Inc., A ...................................................         235           12,737
  Northern Trust Corp. ....................................................................          77            4,673
  Nuveen Investments Inc., A ..............................................................         386           20,026
  Old Republic International Corp. ........................................................         563           13,107
a Philadelphia Consolidated Holding Corp. .................................................          86            3,832
a Piper Jaffray Cos. Inc. .................................................................         228           14,854
  Prudential Financial Inc. ...............................................................          49            4,207
  Radian Group Inc. .......................................................................         321           17,305
a Rent-A-Center Inc. ......................................................................         150            4,426
  SAFECO Corp. ............................................................................         419           26,208
  Selective Insurance Group Inc. ..........................................................         341           19,536
  W. R. Berkley Corp. .....................................................................         635           21,914
  Wachovia Corp. ..........................................................................         122            6,948
  Washington Mutual Inc. ..................................................................         182            8,279
  Wells Fargo & Co. .......................................................................       1,192           42,388
                                                                                                          --------------
                                                                                                                 770,141
                                                                                                          --------------
  HEALTH SERVICES 3.0%
a AMERIGROUP Corp. ........................................................................         511           18,340
a Apria Healthcare Group Inc. .............................................................          25              666


                                                          Semiannual Report | 17

Institutional Fiduciary Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
  Caremark Rx Inc. ........................................................................         329   $       18,789
  CIGNA Corp. .............................................................................         102           13,420
a Coventry Health Care Inc. ...............................................................          21            1,051
a Express Scripts Inc. ....................................................................          30            2,148
a Molina Healthcare Inc. ..................................................................         309           10,046
  UnitedHealth Group Inc. .................................................................         364           19,558
a WellCare Health Plans Inc. ..............................................................         377           25,975
                                                                                                          --------------
                                                                                                                 109,993
                                                                                                          --------------
  HEALTH TECHNOLOGY 9.1%
  Abbott Laboratories .....................................................................         445           21,676
a Amgen Inc. ..............................................................................         272           18,580
  Bristol-Myers Squibb Co. ................................................................         171            4,501
a Endo Pharmaceuticals Holdings Inc. ......................................................         631           17,403
a Forest Laboratories Inc. ................................................................         245           12,397
  Johnson & Johnson .......................................................................         982           64,832
  Medtronic Inc. ..........................................................................         109            5,833
  Mentor Corp. ............................................................................         250           12,217
  Merck & Co. Inc. ........................................................................         681           29,692
  Mylan Laboratories Inc. .................................................................         174            3,473
  Pfizer Inc. .............................................................................       3,291           85,237
a Varian Medical Systems Inc. .............................................................          95            4,519
a Waters Corp. ............................................................................         416           20,371
  Wyeth ...................................................................................         503           25,613
                                                                                                          --------------
                                                                                                                 326,344
                                                                                                          --------------
  INDUSTRIAL SERVICES 1.3%
  Baker Hughes Inc. .......................................................................          50            3,733
  BJ Services Co. .........................................................................         504           14,777
  Halliburton Co. .........................................................................         857           26,610
a Superior Energy Services Inc. ...........................................................          11              360
                                                                                                          --------------
                                                                                                                  45,480
                                                                                                          --------------
  NON-ENERGY MINERALS 1.5%
  Chaparral Steel Co. .....................................................................          48            2,125
  Freeport-McMoRan Copper & Gold Inc., B ..................................................         325           18,112
  Nucor Corp. .............................................................................         177            9,675
  Phelps Dodge Corp. ......................................................................          93           11,134
  United States Steel Corp. ...............................................................         119            8,704
  USEC Inc. ...............................................................................         273            3,472
                                                                                                          --------------
                                                                                                                  53,222
                                                                                                          --------------
  PROCESS INDUSTRIES 1.8%
  Agrium Inc. (Canada) ....................................................................          65            2,047
  The Dow Chemical Co. ....................................................................         266           10,624
  Lyondell Chemical Co. ...................................................................         304            7,773
a OM Group Inc. ...........................................................................         557           25,221
  Temple-Inland Inc. ......................................................................         194            8,930
  Westlake Chemical Corp. .................................................................         283            8,880
                                                                                                          --------------
                                                                                                                  63,475
                                                                                                          --------------


18 | Semiannual Report

Institutional Fiduciary Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  PRODUCER MANUFACTURING 8.5%
  3M Co. ..................................................................................         524   $       40,835
  Autoliv Inc. (Sweden) ...................................................................         191           11,517
a Energizer Holdings Inc. .................................................................         548           38,903
  Freightcar America Inc. .................................................................         579           32,106
  General Electric Co. ....................................................................       1,769           65,824
  Honeywell International Inc. ............................................................         118            5,338
  Masco Corp. .............................................................................         332            9,917
a Mettler-Toledo International Inc. (Switzerland) .........................................         438           34,536
  Nordson Corp. ...........................................................................         267           13,305
a Terex Corp. .............................................................................         266           17,178
  Textron Inc. ............................................................................         167           15,660
  Toro Co. ................................................................................           6              280
  Tyco International Ltd. .................................................................         100            3,040
  United Technologies Corp. ...............................................................         318           19,881
                                                                                                          --------------
                                                                                                                 308,320
                                                                                                          --------------
  REAL ESTATE INVESTMENT TRUSTS 1.0%
  American Home Mortgage Investment Corp. .................................................         349           12,257
  FelCor Lodging Trust Inc. ...............................................................         599           13,082
  New Century Financial Corp. .............................................................         344           10,867
                                                                                                          --------------
                                                                                                                  36,206
                                                                                                          --------------
  RETAIL TRADE 5.2%
  American Eagle Outfitters Inc. ..........................................................       1,080           33,707
a AnnTaylor Stores Corp. ..................................................................         446           14,647
  Family Dollar Stores Inc. ...............................................................         143            4,194
  The Gap Inc. ............................................................................         120            2,340
  Group 1 Automotive Inc. .................................................................         369           19,085
a Gymboree Corp. ..........................................................................         104            3,969
  The Home Depot Inc. .....................................................................         354           14,217
a Kohl's Corp. ............................................................................          89            6,090
a Office Depot Inc. .......................................................................         520           19,848
  J.C. Penney Co. Inc. ....................................................................          83            6,421
  The Sherwin-Williams Co. ................................................................         116            7,375
  Target Corp. ............................................................................          93            5,306
  The TJX Cos. Inc. .......................................................................         478           13,632
  Wal-Mart Stores Inc. ....................................................................         783           36,159
  Walgreen Co. ............................................................................          14              642
                                                                                                          --------------
                                                                                                                 187,632
                                                                                                          --------------
  TECHNOLOGY SERVICES 5.9%
  Accenture Ltd., A .......................................................................          91            3,361
a Alliance Data Systems Corp. .............................................................          14              875
a CSG Systems International Inc. ..........................................................         161            4,303
a EarthLink Inc. ..........................................................................       1,858           13,192
  First Data Corp. ........................................................................          91            2,322
  International Business Machines Corp. ...................................................         573           55,667
a Intuit Inc. .............................................................................         366           11,167


                                                          Semiannual Report | 19

Institutional Fiduciary Trust

------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                                                SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES (CONTINUED)
  Microsoft Corp. .........................................................................       2,850   $       85,101
a MicroStrategy Inc. ......................................................................         132           15,049
a Oracle Corp. ............................................................................         459            7,867
a RealNetworks Inc. .......................................................................         916           10,021
  United Online Inc. ......................................................................          72              956
  Western Union Co. .......................................................................          91            2,040
                                                                                                          --------------
                                                                                                                 211,921
                                                                                                          --------------
  TRANSPORTATION 0.5%
a EGL Inc. ................................................................................          61            1,817
  Norfolk Southern Corp. ..................................................................          15              754
  Overseas Shipholding Group Inc. .........................................................          84            4,729
a Republic Airways Holdings Inc. ..........................................................         637           10,689
                                                                                                          --------------
                                                                                                                  17,989
                                                                                                          --------------
  UTILITIES 2.1%
a AES Corp. ...............................................................................          39              860
  Cleco Corp. .............................................................................         442           11,152
  Entergy Corp. ...........................................................................         201           18,556
  Exelon Corp. ............................................................................         104            6,436
  FirstEnergy Corp. .......................................................................          16              965
  PG&E Corp. ..............................................................................         122            5,774
  Suburban Propane Partners LP ............................................................          22              836
  TXU Corp. ...............................................................................         594           32,201
                                                                                                          --------------
                                                                                                                  76,780
                                                                                                          --------------
  TOTAL COMMON STOCKS (COST $3,070,303) ...................................................                    3,601,339
                                                                                                          --------------
  SHORT TERM INVESTMENT (COST $5,074) 0.1%
  MONEY MARKET FUND 0.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ....................       5,074            5,074
                                                                                                          --------------
  TOTAL INVESTMENTS (COST $3,075,377) 100.1% ..............................................                    3,606,413
  OTHER ASSETS, LESS LIABILITIES (0.1)% ...................................................                       (3,831)
                                                                                                          --------------
  NET ASSETS 100.0% .......................................................................               $    3,602,582
                                                                                                          ==============

See Selected Portfolio Abbreviations on page 29.

a     Non-income producing for the twelve months ended December 31, 2006.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

                                                                 ----------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                 DECEMBER 31, 2006                YEAR ENDED JUNE 30,
                                                                    (UNAUDITED)           2006        2005         2004      2003 f
                                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........................        $   11.40        $ 11.01     $ 11.94     $  10.71   $ 10.00
                                                                 ----------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...................................             0.04           0.06        0.09         0.04      0.01
   Net realized and unrealized gains (losses) ................             1.15           0.43       (0.14)        1.79      0.70
                                                                 ----------------------------------------------------------------
Total from investment operations .............................             1.19           0.49       (0.05)        1.83      0.71
                                                                 ----------------------------------------------------------------
Less distributions from:
   Net investment income .....................................            (0.07)         (0.05)      (0.10)       (0.06)       --
   Net realized gains ........................................            (0.17)         (0.05)      (0.78)       (0.54)       --
                                                                 ----------------------------------------------------------------
Total distributions ..........................................            (0.24)         (0.10)      (0.88)       (0.60)       --
                                                                 ----------------------------------------------------------------
Net asset value, end of period ...............................        $   12.35        $ 11.40     $ 11.01     $  11.94   $ 10.71
                                                                 ================================================================

Total return c ...............................................            10.46%          4.44%      (0.61)%      17.36%     7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............................        $   3,184        $ 2,883     $ 2,761     $  2,974   $ 2,143
Ratios to average net assets:
   Expenses before waiver and payments by affiliates .........             2.76% d        2.53%       2.21%        3.72%     1.03% g
   Expenses net of waiver and payments by affiliates .........             0.70% d,e      0.70% e     0.70% e      0.70%     0.12% g
   Net investment income .....................................             0.63% d        0.49%       0.82%        0.32%     0.11% g
Portfolio turnover rate ......................................               --%         30.83%      73.10%      173.60%    11.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

g     Not annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.3%
  COMMON STOCKS 96.8%
  COMMERCIAL SERVICES 1.1%
  Moody's Corp. ................................................................     United States       204   $   14,088
  Robert Half International Inc. ...............................................     United States       554       20,564
a Wright Express Corp. .........................................................     United States         9          281
                                                                                                               ----------
                                                                                                                   34,933
                                                                                                               ----------
  COMMUNICATIONS 2.4%
  America Movil SA de CV, L, ADR ...............................................         Mexico          420       18,992
  AT&T Inc. ....................................................................     United States       204        7,293
  Embarq Corp. .................................................................     United States        16          841
a NII Holdings Inc. ............................................................     United States       290       18,688
  Partner Communications Co. Ltd., ADR .........................................         Israel          814        9,304
  Sprint Nextel Corp. ..........................................................     United States       320        6,045
  Telefonos de Mexico SA de CV, L, ADR .........................................         Mexico          533       15,062
                                                                                                               ----------
                                                                                                                   76,225
                                                                                                               ----------
  CONSUMER DURABLES 1.1%
a Electronic Arts Inc. .........................................................     United States       162        8,158
  Ethan Allen Interiors Inc. ...................................................     United States       196        7,078
  Ford Motor Co. ...............................................................     United States       265        1,990
  Furniture Brands International Inc. ..........................................     United States       167        2,710
  Harman International Industries Inc. .........................................     United States       101       10,091
a Meritage Homes Corp. .........................................................     United States       132        6,299
a Toll Brothers Inc. ...........................................................     United States         4          129
                                                                                                               ----------
                                                                                                                   36,455
                                                                                                               ----------
  CONSUMER NON-DURABLES 8.0%
  American Greetings Corp., A ..................................................     United States       120        2,864
  Anheuser-Busch Cos. Inc. .....................................................     United States        71        3,493
  Clorox Co. ...................................................................     United States       137        8,789
  The Coca-Cola Co. ............................................................     United States       591       28,516
  Coca-Cola FEMSA SA de CV, L, ADR .............................................         Mexico           47        1,786
a Guess? Inc. ..................................................................     United States        78        4,948
  K-Swiss Inc., A ..............................................................     United States       200        6,148
  Loews Corp. - Carolina Group .................................................     United States       285       18,445
  PepsiCo Inc. .................................................................     United States       704       44,035
  Phillips-Van Heusen Corp. ....................................................     United States        54        2,709
  The Procter & Gamble Co. .....................................................     United States     1,956      125,712
  Reynolds American Inc. .......................................................     United States        48        3,143
  Yankee Candle Co. Inc. .......................................................     United States       132        4,525
                                                                                                               ----------
                                                                                                                  255,113
                                                                                                               ----------
  CONSUMER SERVICES 3.5%
a Apollo Group Inc., A .........................................................     United States       115        4,482
a eBay Inc. ....................................................................     United States       306        9,201
  Entercom Communications Corp. ................................................     United States       148        4,171
  Gannett Co. Inc. .............................................................     United States        45        2,721
  Hilton Hotels Corp. ..........................................................     United States       305       10,645
  IHOP Corp. ...................................................................     United States         2          105


22 | Semiannual Report

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  International Game Technology ................................................     United States       110   $    5,082
a Jack in the Box Inc. .........................................................     United States        32        1,953
  Landry's Restaurants Inc. ....................................................     United States       228        6,861
a Scholastic Corp. .............................................................     United States       123        4,408
a Univision Communications Inc., A .............................................     United States       517       18,312
a Vail Resorts Inc. ............................................................     United States       179        8,023
a Viacom Inc., B ...............................................................     United States       267       10,955
  The Walt Disney Co. ..........................................................     United States       727       24,914
                                                                                                               ----------
                                                                                                                  111,833
                                                                                                               ----------
  DISTRIBUTION SERVICES 1.5%
  AmerisourceBergen Corp. ......................................................     United States       127        5,710
  Cardinal Health Inc. .........................................................     United States        65        4,188
a Performance Food Group Co. ...................................................     United States       399       11,028
  Sysco Corp. ..................................................................     United States       717       26,357
                                                                                                               ----------
                                                                                                                   47,283
                                                                                                               ----------
  ELECTRONIC TECHNOLOGY 17.0%
a Agilent Technologies Inc. ....................................................     United States        84        2,927
a Apple Computer Inc. ..........................................................     United States       375       31,815
  Applied Materials Inc. .......................................................     United States     1,397       25,775
a ASE Test Ltd. ................................................................         Taiwan          479        4,833
  The Boeing Co. ...............................................................     United States       476       42,288
a Brocade Communications Systems Inc. ..........................................     United States       746        6,125
a Cisco Systems Inc. ...........................................................     United States     4,519      123,504
a Dell Inc. ....................................................................     United States     2,096       52,589
a EMC Corp. ....................................................................     United States       635        8,382
  Harris Corp. .................................................................     United States       297       13,620
  Intel Corp. ..................................................................     United States     4,075       82,519
  KLA-Tencor Corp. .............................................................     United States       161        8,010
a Lam Research Corp. ...........................................................     United States       310       15,692
  Linear Technology Corp. ......................................................     United States       655       19,860
a Network Appliance Inc. .......................................................     United States        63        2,475
  Nokia Corp., ADR .............................................................        Finland          665       13,513
a Powerwave Technologies Inc. ..................................................     United States       368        2,374
  QUALCOMM Inc. ................................................................     United States       969       36,619
  Rockwell Automation Inc. .....................................................     United States       214       13,071
a Silicon Laboratories Inc. ....................................................     United States        34        1,178
  Siliconware Precision Industries Co. Ltd., ADR ...............................         Taiwan          369        2,900
a Sycamore Networks Inc. .......................................................     United States     1,809        6,802
  Texas Instruments Inc. .......................................................     United States        33          950
a Trident Microsystems Inc. ....................................................     United States       140        2,545
a Varian Inc. ..................................................................     United States       342       15,318
a Verigy Ltd. ..................................................................       Singapore          10          177
  Xilinx Inc. ..................................................................     United States       199        4,738
                                                                                                               ----------
                                                                                                                  540,599
                                                                                                               ----------


                                                          Semiannual Report | 23

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS 2.4%
  Devon Energy Corp. ...........................................................     United States       540   $   36,223
  Exxon Mobil Corp. ............................................................     United States       327       25,058
  Frontier Oil Corp. ...........................................................     United States        84        2,414
  Peabody Energy Corp. .........................................................     United States        32        1,293
  Pogo Producing Co. ...........................................................     United States        37        1,792
  Valero Energy Corp. ..........................................................     United States       172        8,800
                                                                                                               ----------
                                                                                                                   75,580
                                                                                                               ----------
  FINANCE 7.8%
  AFLAC Inc. ...................................................................     United States       580       26,680
  American Financial Group Inc. ................................................     United States       265        9,505
a AmeriCredit Corp. ............................................................     United States        56        1,410
a Arch Capital Group Ltd. ......................................................     United States       301       20,351
  Aspen Insurance Holdings Ltd. ................................................     United States       289        7,618
a Berkshire Hathaway Inc., B ...................................................     United States         3       10,998
  Calamos Asset Management Inc., A .............................................     United States        37          993
  Doral Financial Corp. ........................................................      Puerto Rico        405        1,162
  Downey Financial Corp. .......................................................     United States        73        5,298
a E*TRADE Financial Corp. ......................................................     United States       718       16,098
  Fannie Mae ...................................................................     United States       386       22,925
  FBL Financial Group Inc., A ..................................................     United States       111        4,338
  Federated Investors Inc., B ..................................................     United States        96        3,243
  Fidelity National Financial Inc., A ..........................................     United States       203        4,848
  First American Corp. .........................................................     United States       174        7,078
  Freddie Mac ..................................................................     United States       120        8,148
  GATX Corp. ...................................................................     United States        12          520
a Knight Capital Group Inc. ....................................................     United States       284        5,444
  LandAmerica Financial Group Inc. .............................................     United States        55        3,471
  Marsh & McLennan Cos. Inc. ...................................................     United States       355       10,884
  MetLife Inc. .................................................................     United States        57        3,364
  Nuveen Investments Inc., A ...................................................     United States        46        2,386
  Ohio Casualty Corp. ..........................................................     United States        52        1,550
  RLI Corp. ....................................................................     United States       137        7,730
  Selective Insurance Group Inc. ...............................................     United States       111        6,359
  StanCorp Financial Group Inc. ................................................     United States        24        1,081
a United Rentals Inc. ..........................................................     United States        31          788
  Wachovia Corp. ...............................................................     United States       355       20,217
  Wells Fargo & Co. ............................................................     United States       892       31,719
  XL Capital Ltd., A ...........................................................        Bermuda           19        1,368
  Zenith National Insurance Corp. ..............................................     United States        14          657
                                                                                                               ----------
                                                                                                                  248,231
                                                                                                               ----------
  HEALTH SERVICES 3.5%
  Caremark Rx Inc. .............................................................     United States       415       23,701
  CIGNA Corp. ..................................................................     United States        14        1,842
a Community Health Systems Inc. ................................................     United States         6          219


24 | Semiannual Report

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
a Express Scripts Inc. .........................................................     United States       150   $   10,740
a Health Net Inc., A ...........................................................     United States        62        3,017
a Kindred Healthcare Inc. ......................................................     United States       263        6,641
a Molina Healthcare Inc. .......................................................     United States        26          845
  Quest Diagnostics Inc. .......................................................     United States        90        4,770
  UnitedHealth Group Inc. ......................................................     United States       404       21,707
a VCA Antech Inc. ..............................................................     United States       200        6,438
a WellPoint Inc. ...............................................................     United States       400       31,476
                                                                                                               ----------
                                                                                                                  111,396
                                                                                                               ----------
  HEALTH TECHNOLOGY 13.4%
  Abbott Laboratories ..........................................................     United States       445       21,676
a Alkermes Inc. ................................................................     United States        63          842
  Alpharma Inc., A .............................................................     United States       333        8,025
a Amgen Inc. ...................................................................     United States       990       67,627
a Bio-Rad Laboratories Inc., A .................................................     United States        64        5,281
  Biomet Inc. ..................................................................     United States       134        5,530
  Biovail Corp. ................................................................         Canada          143        3,026
a Boston Scientific Corp. ......................................................     United States       936       16,081
a Celgene Corp. ................................................................     United States       182       10,470
  Eli Lilly and Co. ............................................................     United States       236       12,296
a Endo Pharmaceuticals Holdings Inc. ...........................................     United States       270        7,447
a Genentech Inc. ...............................................................     United States       106        8,600
a Invitrogen Corp. .............................................................     United States        38        2,150
  Johnson & Johnson ............................................................     United States     1,961      129,465
a King Pharmaceuticals Inc. ....................................................     United States       226        3,598
  Medtronic Inc. ...............................................................     United States       453       24,240
  Merck & Co. Inc. .............................................................     United States       176        7,674
  Pfizer Inc. ..................................................................     United States     1,096       28,386
  Schering-Plough Corp. ........................................................     United States       262        6,194
  Serono SA, ADR ...............................................................      Switzerland        142        3,164
a Varian Medical Systems Inc. ..................................................     United States       419       19,932
a ViroPharma Inc. ..............................................................     United States       102        1,493
a Waters Corp. .................................................................     United States        14          686
  Wyeth ........................................................................     United States       472       24,034
a Zimmer Holdings Inc. .........................................................     United States        92        7,211
                                                                                                               ----------
                                                                                                                  425,128
                                                                                                               ----------
  INDUSTRIAL SERVICES 1.6%
a Dycom Industries Inc. ........................................................     United States       199        4,203
  Granite Construction Inc. ....................................................     United States        62        3,120
  Halliburton Co. ..............................................................     United States        78        2,422
a Helix Energy Solutions Group Inc. ............................................     United States       361       11,324
a Jacobs Engineering Group Inc. ................................................     United States        54        4,403
  Smith International Inc. .....................................................     United States        41        1,684
a Veritas DGC Inc. .............................................................     United States       270       23,120
                                                                                                               ----------
                                                                                                                   50,276
                                                                                                               ----------


                                                          Semiannual Report | 25

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS 1.9%
  Cemex SAB de CV, CPO, ADR ....................................................         Mexico          240   $    8,131
a Century Aluminum Co. .........................................................     United States         1           45
  Companhia Vale do Rio Doce, ADR ..............................................         Brazil          154        4,580
  Freeport-McMoRan Copper & Gold Inc., B .......................................     United States        70        3,901
  Louisiana-Pacific Corp. ......................................................     United States        22          474
  Mittal Steel Co. NV, N.Y. shs., A ............................................      Netherlands        223        9,406
  Nucor Corp. ..................................................................     United States        70        3,826
  Quanex Corp. .................................................................     United States       105        3,632
  Southern Copper Corp. ........................................................     United States        74        3,988
  Steel Dynamics Inc. ..........................................................     United States       338       10,968
  Texas Industries Inc. ........................................................     United States       169       10,855
                                                                                                               ----------
                                                                                                                   59,806
                                                                                                               ----------
  PROCESS INDUSTRIES 1.9%
  Agrium Inc. ..................................................................         Canada          320       10,077
  Bunge Ltd. ...................................................................     United States        31        2,248
  Celanese Corp., A ............................................................     United States       116        3,002
  Eastman Chemical Co. .........................................................     United States        13          771
  FMC Corp. ....................................................................     United States        86        6,583
  H.B Fuller Co. ...............................................................     United States       298        7,694
a Headwaters Inc. ..............................................................     United States       258        6,182
  Lyondell Chemical Co. ........................................................     United States       602       15,393
a PolyOne Corp. ................................................................     United States        75          563
  Westlake Chemical Corp. ......................................................     United States       258        8,096
                                                                                                               ----------
                                                                                                                   60,609
                                                                                                               ----------
  PRODUCER MANUFACTURING 7.8%
  3M Co. .......................................................................     United States       444       34,601
  A.O. Smith Corp. .............................................................     United States       116        4,357
  ArvinMeritor Inc. ............................................................     United States        12          219
  Commercial Metals Co. ........................................................     United States        22          568
  General Electric Co. .........................................................     United States     2,757      102,588
  Kennametal Inc. ..............................................................     United States        60        3,531
a Mettler-Toledo International Inc. ............................................      Switzerland        265       20,895
  Modine Manufacturing Co. .....................................................     United States         2           50
  Mueller Industries Inc. ......................................................     United States       229        7,259
a Terex Corp. ..................................................................     United States       332       21,441
  Tyco International Ltd. ......................................................     United States       180        5,472
  United Technologies Corp. ....................................................     United States       778       48,640
                                                                                                               ----------
                                                                                                                  249,621
                                                                                                               ----------
  REAL ESTATE INVESTMENT TRUSTS 0.1%
  Boston Properties Inc. .......................................................     United States        28        3,133
  Post Properties Inc. .........................................................     United States        17          777
                                                                                                               ----------
                                                                                                                    3,910
                                                                                                               ----------


26 | Semiannual Report

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  RETAIL TRADE 7.0%
  Abercrombie & Fitch Co., A ...................................................     United States        55   $    3,830
  Best Buy Co. Inc. ............................................................     United States       118        5,804
a Charming Shoppes Inc. ........................................................     United States       557        7,536
a Children's Place Retail Stores Inc. ..........................................     United States        40        2,541
  Dillard's Inc., A ............................................................     United States       132        4,616
  The Home Depot Inc. ..........................................................     United States       814       32,690
  Longs Drug Stores Corp. ......................................................     United States        37        1,568
  Lowe's Cos. Inc. .............................................................     United States     1,716       53,453
a Pacific Sunwear of California Inc. ...........................................     United States        99        1,938
a Pantry Inc. ..................................................................     United States        44        2,061
  Ross Stores Inc. .............................................................     United States        56        1,641
  Target Corp. .................................................................     United States       476       27,156
a Tween Brands Inc. ............................................................     United States       129        5,151
  Wal-Mart Stores Inc. .........................................................     United States     1,382       63,821
  Walgreen Co. .................................................................     United States       209        9,591
                                                                                                               ----------
                                                                                                                  223,397
                                                                                                               ----------
  TECHNOLOGY SERVICES 11.5%
  Accenture Ltd., A ............................................................     United States       429       15,843
a Adobe Systems Inc. ...........................................................     United States         1           41
a CSG Systems International Inc. ...............................................     United States       109        2,914
a EarthLink Inc. ...............................................................     United States       732        5,197
  Fair Isaac Corp. .............................................................     United States        48        1,951
  Fidelity National Information Services Inc. ..................................     United States       104        4,169
  First Data Corp. .............................................................     United States       516       13,168
a Google Inc., A ...............................................................     United States        84       38,680
  International Business Machines Corp. ........................................     United States       315       30,602
  Microsoft Corp. ..............................................................     United States     5,574      166,440
a MicroStrategy Inc. ...........................................................     United States         2          228
a Novell Inc. ..................................................................     United States       515        3,193
  Paychex Inc. .................................................................     United States       694       27,441
a RealNetworks Inc. ............................................................     United States       191        2,090
  SAP AG, ADR ..................................................................        Germany           23        1,221
a Sybase Inc. ..................................................................     United States       509       12,572
a Symantec Corp. ...............................................................     United States       243        5,067
  Western Union Co. ............................................................     United States       516       11,569
a Yahoo! Inc. ..................................................................     United States       907       23,165
                                                                                                               ----------
                                                                                                                  365,551
                                                                                                               ----------
  TRANSPORTATION 2.9%
a British Airways PLC, ADR .....................................................     United Kingdom       58        5,990
  C.H. Robinson Worldwide Inc. .................................................     United States       141        5,765
a Continental Airlines Inc., B .................................................     United States       264       10,890
a EGL Inc. .....................................................................     United States        21          625
  Expeditors International of Washington Inc. ..................................     United States       640       25,920
  Lan Airlines SA, ADR .........................................................         Chile           144        7,904


                                                          Semiannual Report | 27

Institutional Fiduciary Trust

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                      COUNTRY       SHARES     VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION (CONTINUED)
  Overseas Shipholding Group Inc. ..............................................     United States       218   $   12,273
  Southwest Airlines Co. .......................................................     United States     1,277       19,564
a YRC Worldwide Inc. ...........................................................     United States       101        3,811
                                                                                                               ----------
                                                                                                                   92,742
                                                                                                               ----------

  UTILITIES 0.4%
  Cleco Corp. ..................................................................     United States        50        1,262
a NRG Energy Inc. ..............................................................     United States       209       11,706
                                                                                                               ----------
                                                                                                                   12,968
                                                                                                               ----------
  TOTAL COMMON STOCKS (COST $2,551,503) ........................................                                3,081,656
                                                                                                               ----------
  PREFERRED STOCK 0.5%
  PROCESS INDUSTRIES 0.5%
  Aracruz Celulose SA, ADR, pfd. ...............................................         Brazil          249       15,249
                                                                                                               ----------
  TOTAL LONG TERM INVESTMENTS (COST $2,561,461) ................................                                3,096,905
                                                                                                               ----------
  SHORT TERM INVESTMENT (COST $85,779) 2.7%
  MONEY MARKET FUND 2.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .........     United States    85,779       85,779
                                                                                                               ----------
  TOTAL INVESTMENTS (COST $2,647,240) 100.0% ...................................                                3,182,684
  OTHER ASSETS, LESS LIABILITIES 0.0% ..........................................                                    1,524
                                                                                                               ----------
  NET ASSETS 100.0% ............................................................                               $3,184,208
                                                                                                               ==========

See Selected Portfolio Abbreviations on page 29.

a     Non-income producing for the twelve months ended December 31, 2006.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 29

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                 -----------------------------------------
                                                                                 FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                                                   LARGE CAP CORE        LARGE CAP GROWTH
                                                                                     EQUITY FUND           EQUITY FUND
                                                                                 -----------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................................   $         3,070,303   $         2,561,461
  Cost - Sweep Money Fund (Note 7) ...........................................                 5,074                85,779
                                                                                 -----------------------------------------
  Total cost of investments ..................................................   $         3,075,377   $         2,647,240
                                                                                 =========================================
  Value - Unaffiliated issuers ...............................................   $         3,601,339   $         3,096,905
  Value - Sweep Money Fund (Note 7) ..........................................                 5,074                85,779
                                                                                 -----------------------------------------
  Total value of investments .................................................             3,606,413             3,182,684
 Cash ........................................................................                    --                    18
 Receivables:
  Dividends ..................................................................                 4,040                 2,326
  Affiliates .................................................................                20,996                20,729
                                                                                 -----------------------------------------
      Total assets ...........................................................             3,631,449             3,205,757
                                                                                 -----------------------------------------
Liabilities:
 Payables:
  Reports to shareholders ....................................................                 4,496                 6,331
  Pricing fees ...............................................................                 4,289                 2,830
  Professional fees ..........................................................                11,308                10,169
  Registration and filing fees ...............................................                 2,494                 2,074
 Funds advanced by custodian .................................................                 6,198                    --
 Accrued expenses and other liabilities ......................................                    82                   145
                                                                                 -----------------------------------------
      Total liabilities ......................................................                28,867                21,549
                                                                                 -----------------------------------------
            Net assets, at value .............................................   $         3,602,582   $         3,184,208
                                                                                 =========================================
Net assets consist of:
 Paid-in capital .............................................................   $         3,053,148   $         2,668,172
 Undistributed net investment income .........................................                   821                   174
 Net unrealized appreciation (depreciation) ..................................               531,036               535,444
 Accumulated net realized gain (loss) ........................................                17,577               (19,582)
                                                                                 =========================================
            Net assets, at value .............................................   $         3,602,582   $         3,184,208
                                                                                 =========================================
 Shares outstanding ..........................................................               292,097               257,900
                                                                                 =========================================
 Net asset value and maximum offering price per share ........................   $             12.33   $             12.35
                                                                                 =========================================


30 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                 -----------------------------------------
                                                                                 FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                                                    LARGE CAP CORE      LARGE CAP GROWTH
                                                                                     EQUITY FUND           EQUITY FUND
                                                                                 -----------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .......................................................   $             1,706   $               875
  Sweep Money Fund (Note 7) ..................................................                29,228                19,302
                                                                                 -----------------------------------------
      Total investment income ................................................                30,934                20,177
                                                                                 -----------------------------------------
Expenses:
  Management fees (Note 3a) ..................................................                 8,486                 7,494
  Administrative fees (Note 3b) ..............................................                 3,401                 3,036
  Transfer agent fees (Note 3c) ..............................................                    82                   103
  Custodian fees (Note 4) ....................................................                    41                    40
  Reports to shareholders ....................................................                 4,881                 5,303
  Registration and filing fees ...............................................                 6,861                 6,530
  Pricing fees ...............................................................                 4,306                 3,840
  Professional fees ..........................................................                16,559                15,419
  Trustees' fees and expenses ................................................                    23                    17
  Other ......................................................................                   153                   120
                                                                                 -----------------------------------------
      Total expenses .........................................................                44,793                41,902
      Expense reductions (Note 4) ............................................                    --                    (8)
      Expenses waived/paid by affiliates (Note 3d) ...........................               (32,887)              (31,263)
                                                                                 -----------------------------------------
       Net expenses ..........................................................                11,906                10,631
                                                                                 -----------------------------------------
          Net investment income ..............................................                19,028                 9,546
                                                                                 -----------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................................                22,626                 9,963
 Net change in unrealized appreciation (depreciation) on investments .........               357,773               281,848
                                                                                 -----------------------------------------
Net realized and unrealized gain (loss) .....................................                380,399               291,811
                                                                                 -----------------------------------------
Net increase (decrease) in net assets resulting from operations .............    $           399,427   $           301,357
                                                                                 =========================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 31

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                    ---------------------------------------------------------------------
                                                      FRANKLIN STRUCTURED LARGE CAP       FRANKLIN STRUCTURED LARGE CAP
                                                            CORE EQUITY FUND                    GROWTH EQUITY FUND
                                                    ---------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                    DECEMBER 31, 2006     YEAR ENDED    DECEMBER 31, 2006     YEAR ENDED
                                                       (UNAUDITED)      JUNE 30, 2006      (UNAUDITED)      JUNE 30, 2006
                                                    ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................   $          19,028   $      36,832   $           9,546   $      14,328
  Net realized gain (loss) from investments .....              22,626         234,108               9,963          73,796
  Net change in unrealized appreciation
    (depreciation) on investments ...............             357,773         (36,905)            281,848          34,171
                                                    ---------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ...............             399,427         234,035             301,357         122,295
                                                    ---------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income .........................             (37,714)        (56,237)            (17,225)        (13,541)
  Net realized gains ............................            (162,774)       (218,748)            (44,593)        (12,162)
                                                    ---------------------------------------------------------------------
 Total distributions to shareholders ............            (200,488)       (274,985)            (61,818)        (25,703)
                                                    ---------------------------------------------------------------------
 Capital share transactions: (Note 2) ...........             200,488         274,985              61,818          25,703
                                                    ---------------------------------------------------------------------
      Net increase (decrease) in net assets .....             399,427         234,035             301,357         122,295
Net assets:
 Beginning of period ............................           3,203,155       2,969,120           2,882,851       2,760,556
                                                    ---------------------------------------------------------------------
 End of period ..................................   $       3,602,582   $   3,203,155   $       3,184,208   $   2,882,851
                                                    =====================================================================
Undistributed net investment income included
  in net assets:
  End of period .................................   $             821   $      19,507   $             174   $       7,853
                                                    =====================================================================


32 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four funds. All Funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.


                                                          Semiannual Report | 33

Institutional Fiduciary Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because each fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


34 | Semiannual Report

Institutional Fiduciary Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2 % of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were unlimited shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                         --------------------------------------------
                                                                FRANKLIN              FRANKLIN
                                                          STRUCTURED LARGE CAP  STRUCTURED LARGE CAP
                                                            CORE EQUITY FUND      GROWTH EQUITY FUND
                                                         --------------------------------------------
                                                           SHARES    AMOUNT      SHARES     AMOUNT
                                                         --------------------------------------------
CLASS A SHARES:
Six months ended December 31, 2006
   Shares issued in reinvestment of distributions .....    16,208   $200,488      4,961     $61,818
                                                         --------------------------------------------
   Net increase (decrease) ............................    16,208   $200,488      4,961     $61,818
                                                         ============================================
Year ended June 30, 2006
   Shares issued in reinvestment of distributions .....    23,933   $274,985      2,178     $25,703
                                                         --------------------------------------------
   Net increase (decrease) ............................    23,933   $274,985      2,178     $25,703
                                                         ============================================


                                                          Semiannual Report | 35

Institutional Fiduciary Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers of 0.50% per year of the average daily net assets of each of the Funds.

B. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

C. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                           ---------------------------------
                                              FRANKLIN          FRANKLIN
                                             STRUCTURED        STRUCTURED
                                           LARGE CAP CORE   LARGE CAP GROWTH
                                             EQUITY FUND       EQUITY FUND
                                           ---------------------------------
Transfer agent fees ...................          $24                $24

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses. Total expenses waived/paid by FT Services and Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. FT Services and Advisers may discontinue this waiver at any time.

E. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, Advisers or an affiliate owned 100% of each of the Funds' outstanding shares.


36 | Semiannual Report

Institutional Fiduciary Trust

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2006, the Franklin Structured Large Cap Growth Equity Fund deferred realized currency losses of $52.

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      ---------------------------------
                                                         FRANKLIN          FRANKLIN
                                                        STRUCTURED        STRUCTURED
                                                      LARGE CAP CORE   LARGE CAP GROWTH
                                                       EQUITY FUND       EQUITY FUND
                                                      ---------------------------------
Cost of investments ...............................   $    3,079,891   $      2,669,689
                                                      =================================

Unrealized appreciation ...........................   $      609,270   $        613,200
Unrealized depreciation ...........................          (82,748)          (100,205)
                                                      ---------------------------------
Net unrealized appreciation (depreciation) ........   $      526,522   $        512,995
                                                      =================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended December 31, 2006, were as follows:

                                                      ---------------------------------
                                                         FRANKLIN          FRANKLIN
                                                        STRUCTURED        STRUCTURED
                                                      LARGE CAP CORE   LARGE CAP GROWTH
                                                       EQUITY FUND        EQUITY FUND
                                                      ---------------------------------
Purchases .........................................   $    1,546,035   $             --
Sales .............................................   $    1,505,214   $         46,348


                                                          Semiannual Report | 37

Institutional Fiduciary Trust

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


38 | Semiannual Report

Institutional Fiduciary Trust

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 39

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


40 | Semiannual Report

                                        FRANKLIN TEMPLETON INSTITUTIONAL
    [LOGO](R)
FRANKLIN TEMPLETON                      600 Fifth Avenue
  INSTITUTIONAL                         New York, NY 10020

SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND
FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 S2006 02/07










                                                   SEMIANNUAL REPORT
------------------------------------------------------------------------ 31 2006
                                                                     12


THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          INSTITUTIONAL FIDUCIARY TRUST

                                        ----------------------------------------

                                          Money Market Portfolio

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

IFT Money Market Portfolio ................................................    1

Performance Summary .......................................................    3

Your Fund's Expenses ......................................................    4

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

The Money Market Portfolios ...............................................   15

Shareholder Information ...................................................   26

--------------------------------------------------------------------------------

Semiannual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, invests mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you IFT Money Market Portfolio's semiannual report for the period ended December 31, 2006.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the period under review resulted in an increase in the Fund's yield. In this environment, the Fund's seven-day effective yield rose from 4.95% on June 30, 2006, to 5.09% on December 29, 2006.

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed in the second and third quarters of 2006 and picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    47.9%
--------------------------------------------------------------------------------
Commercial Paper                                                           42.2%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       5.0%
--------------------------------------------------------------------------------
Bank Notes                                                                  3.2%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                           1.7%
--------------------------------------------------------------------------------

consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices reached a historical high during the reporting period, which contributed to a rise in headline, or overall, inflation. However, oil prices fell in the latter part of the reporting period, partly due to ample supply and easing demand. Many retail goods prices, and thus inflation, also declined. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but began to dip at the outset of the fourth quarter. December's headline Consumer Price Index (CPI) reported a 12-month rise of 2.5%, while core CPI increased 2.6%. 1

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate incrementally to 5.25%, and then kept the rate steady from June 30 through the end of the year. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 5.15% at the beginning of the period to a high of 5.23% on July 5 and then fell to 4.71% on December 31, 2006. Typically, the intermediate portion of the yield curve is largely reflective of the markets' future inflation expectations. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

1.    Source: Bureau of Labor Statistics.


2 | Semiannual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2006, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors
Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: INFXX
12/29/06

--------------------------------------------------------------------------------
Seven-day effective yield*                                                 5.09%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 4.97%
--------------------------------------------------------------------------------

*     The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/29/06. The Fund's average weighted maturity was 25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

2.    These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                               VALUE 7/1/06     VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $ 1,025.30              $ 1.89

Hypothetical (5% return before expenses)         $ 1,000          $ 1,023.34              $ 1.89
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.37%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   DECEMBER 31, 2006                       YEAR ENDED JUNE 30,
                                                      (UNAUDITED)           2006         2005         2004        2003         2002
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........       $      1.00    $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                   --------------------------------------------------------------------------------
Income from investment operations -
   net investment income .......................             0.025         0.039        0.018        0.007       0.012        0.024

Less distributions from net investment
   income ......................................            (0.025)       (0.039)      (0.018)      (0.007)     (0.012)      (0.024)
                                                   --------------------------------------------------------------------------------
Net asset value, end of period .................       $      1.00    $     1.00   $     1.00   $     1.00  $     1.00   $     1.00
                                                   ================================================================================
Total return a .................................              2.53%         3.94%        1.85%        0.74%       1.20%        2.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 4,184,467    $3,005,324   $3,931,546   $3,526,923  $2,997,651   $2,342,404
Ratios to average net assets:
   Expenses before waiver and payments
      by affiliates b ..........................              0.37% c       0.37%        0.37%        0.37%       0.36%        0.38%
   Expenses net of waiver and payments
      by affiliates b ..........................              0.37% c       0.37%        0.37%        0.35%       0.35%        0.35%
Net investment income ..........................              4.96% c       3.88%        1.83%        0.73%       1.19%        2.30%

a     Total return is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c     Annualized.


6 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                                                    SHARES           VALUE
-------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $3,981,217,812) 95.1%
a The Money Market Portfolio, 5.17% ..............................      3,981,217,812   $ 3,981,217,812
                                                                                        ---------------
  OTHER ASSETS, LESS LIABILITIES 4.9% ............................                          203,249,304
                                                                                        ---------------
  NET ASSETS 100.0% ..............................................                      $ 4,184,467,116
                                                                                        ===============

a     The rate shown is the annualized seven-day yield at period end.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                        ---------------
                                                                                          MONEY MARKET
                                                                                           PORTFOLIO
                                                                                        ---------------
Assets:
 Investment in Portfolio, at value and cost .........................................   $ 3,981,217,812
Receivables:
 Capital shares sold ................................................................       263,078,681
                                                                                        ---------------
      Total assets ..................................................................     4,244,296,493
                                                                                        ---------------
Liabilities:
 Payables:
  Capital shares redeemed ...........................................................        54,057,577
  Affiliates ........................................................................           685,805
  Distributions to shareholders .....................................................         5,071,997
 Accrued expenses and other liabilities .............................................            13,998
                                                                                        ---------------
      Total liabilities .............................................................        59,829,377
                                                                                        ---------------
       Net assets, at value .........................................................   $ 4,184,467,116
                                                                                        ===============
Net assets consist of paid-in capital ...............................................   $ 4,184,467,116
                                                                                        ===============
Shares outstanding ..................................................................     4,184,467,116
                                                                                        ===============
Net asset value per share ...........................................................   $          1.00
                                                                                        ===============


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                        ---------------
                                                                                          MONEY MARKET
                                                                                           PORTFOLIO
                                                                                        ---------------
Investment income:
 Dividends from Portfolio ...........................................................   $    96,241,000
                                                                                        ---------------
Expenses:
 Administrative fees (Note 3a) ......................................................         3,717,319
 Reports to shareholders ............................................................             8,269
 Registration and filing fees .......................................................            44,436
 Professional fees ..................................................................            22,287
 Trustees' fees and expenses ........................................................            22,833
 Other ..............................................................................            48,346
                                                                                        ---------------
      Total expenses ................................................................         3,863,490
                                                                                        ---------------
       Net investment income ........................................................        92,377,510
                                                                                        ---------------
Net increase (decrease) in net assets resulting from operations .....................   $    92,377,510
                                                                                        ===============


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        -----------------------------------
                                                                                              MONEY MARKET PORTFOLIO
                                                                                        -----------------------------------
                                                                                        SIX MONTHS ENDED
                                                                                       DECEMBER 31, 2006      YEAR ENDED
                                                                                          (UNAUDITED)        JUNE 30, 2006
                                                                                        -----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ..............................................   $     92,377,510   $    154,194,995
                                                                                        -----------------------------------
 Distribution to shareholders from net investment income ............................        (92,377,510)      (154,194,995)
 Capital share transactions (Note 2) ................................................      1,179,143,556       (926,222,314)
                                                                                        -----------------------------------
      Net increase (decrease) in net assets .........................................      1,179,143,556       (926,222,314)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ................................................................      3,005,323,560      3,931,545,874
                                                                                        -----------------------------------
 End of period ......................................................................   $  4,184,467,116   $  3,005,323,560
                                                                                        ===================================


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of four separate funds. The Institutional Fiduciary Trust Money Market Portfolio (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2006, investment companies managed by Advisers or its affiliates owned 2,745,906,010 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2006, the Fund owns 65.60% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                                       ------------------------------------
                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                       DECEMBER 31, 2006     JUNE 30, 2006
                                                                                       ------------------------------------
Shares sold ........................................................................   $  11,449,138,967   $ 19,140,469,684
Shares issued in reinvestment of distributions .....................................          66,576,575        110,576,148
Shares redeemed ....................................................................     (10,336,571,986)   (20,177,268,146)
                                                                                       ------------------------------------
Net increase (decrease) ............................................................   $   1,179,143,556   $   (926,222,314)
                                                                                       ====================================


12 | Semiannual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Portfolio and of the following subsidiary:

------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                              AFFILIATION
------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                       Administrative manager
Franklin Templeton Investor Services LLC (Investor Services)            Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.


                                                          Semiannual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2006                             YEAR ENDED JUNE 30,
                                              (UNAUDITED)               2006          2005          2004          2003         2002
                                           ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ...   $            1.00      $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                           ----------------------------------------------------------------------------------------
Income from investment operations -
   net investment income ...............               0.026           0.041         0.020         0.009         0.014        0.026
Less distributions from net investment
   income ..............................              (0.026)         (0.041)       (0.020)       (0.009)       (0.014)      (0.026)
                                           ----------------------------------------------------------------------------------------
Net asset value, end of period .........   $            1.00      $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                           ========================================================================================

Total return a .........................                2.63%           4.15%         2.06%         0.94%         1.41%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......   $       6,068,863      $4,993,739    $5,676,479    $5,505,394    $5,331,200   $4,734,196
Ratios to average net assets:
   Expenses before waiver and payments
      by affiliates ....................                0.16% b         0.16%         0.16%         0.16%         0.15%        0.16%
   Expenses net of waiver and payments
      by affiliates ....................                0.16% b,c       0.16% c       0.16% c       0.15% c       0.15%        0.15%
   Net investment income ...............                5.16% b         4.09%         2.04%         0.93%         1.39%        2.56%

a     Total return is not annualized for periods less than one year.

b     Annualized.

c     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 102.8%
  BANK NOTES (COST $200,000,850) 3.3%
  Bank of America North America, 5.32%, 2/01/07 ............................................     $200,000,000     $  200,000,850
                                                                                                                  --------------
  CERTIFICATES OF DEPOSIT 49.3%
  Abbey National Treasury Services PLC, Stamford Branch, 5.285%, 1/18/07 ...................      200,000,000        200,000,470
  Australia & New Zealand Banking Group Ltd., New York Branch, 5.28%, 1/29/07 ..............      200,000,000        200,000,772
  Bank of Nova Scotia, Portland Branch, 5.29%, 1/09/07 .....................................      200,000,000        200,000,000
  Banque Nationale de Paris, New York Branch, 5.275%, 2/05/07 ..............................      200,000,000        200,000,964
  Barclays Bank PLC, New York Branch, 5.32%, 2/08/07 .......................................      100,000,000        100,000,000
  Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 .......................................       99,500,000         99,501,026
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ...............................      100,000,000        100,000,000
  Dexia Credit Local, New York Branch, 4.875%, 2/01/07 .....................................       50,000,000         50,000,000
  Dexia Credit Local, New York Branch, 5.285%, 2/15/07 .....................................      150,000,000        150,000,000
  HBOS Treasury Services, New York Branch, 5.32%, 3/20/07 ..................................      200,000,000        200,000,000
  Lloyds Bank PLC, New York Branch, 5.29%, 1/30/07 .........................................      200,000,000        200,000,796
  Rabobank Nederland NV, New York Branch, 5.275%, 1/17/07 ..................................      200,000,000        200,000,443
  Royal Bank of Scotland, New York Branch, 5.28%, 1/10/07 ..................................      200,000,000        200,000,249
  Societe Generale, New York Branch, 5.28%, 1/05/07 ........................................      200,000,000        200,000,000
  Svenska Handelsbanken, New York Branch, 5.305%, 2/02/07 ..................................      200,000,000        200,000,857
  UBS AG, Stamford Branch, 5.30%, 1/22/07 ..................................................      200,000,000        200,000,577
  Wells Fargo Bank North America, San Francisco Branch, 4.79%, 1/18/07 .....................       93,000,000         92,966,495
  Westpac Banking Corp., New York Branch, 5.32%, 1/24/07 ...................................      200,000,000        200,001,261
                                                                                                                  --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,992,473,910) ......................................                       2,992,473,910
                                                                                                                  --------------
a COMMERCIAL PAPER 43.4%
  BP Capital Markets PLC, 1/02/07 ..........................................................      141,800,000        141,779,203
  Colgate-Palmolive Co., 1/19/07 ...........................................................       50,000,000         49,869,000
  Commonwealth Bank of Australia, 2/07/07 ..................................................      200,000,000        198,923,917
  Concentrate Manufacturing Co. of Ireland, 1/04/07 ........................................       63,000,000         62,972,700
  Concentrate Manufacturing Co. of Ireland, 1/11/07 ........................................       63,900,000         63,807,700
  Concentrate Manufacturing Co. of Ireland, 1/12/07 - 1/17/07 ..............................       75,000,000         74,862,777
  Depfa Bank PLC, 1/31/07 ..................................................................      200,000,000        199,126,667
  Internationale Nederlanden U.S. Funding Corp., 1/19/07 ...................................      200,000,000        199,476,000
  Johnson & Johnson, 1/08/07 ...............................................................      150,000,000        149,848,333
  Johnson & Johnson, 1/12/07 ...............................................................       50,000,000         49,920,250
  Morgan Stanley Group Inc., 1/16/07 .......................................................      200,000,000        199,560,833
  National Australia Funding, 1/22/07 ......................................................      200,000,000        199,382,833
  Nestle Capital Corp., 1/11/07 ............................................................      200,000,000        199,710,000
  Procter & Gamble Co., 1/04/07 ............................................................      100,000,000         99,956,417
  Procter & Gamble Co., 1/09/07 ............................................................      100,000,000         99,883,778
  Siemens Capital Corp., 1/19/07 ...........................................................      174,000,000        173,541,510
  Societe Generale North America Inc., 1/05/07 .............................................       50,000,000         49,970,861
  Toyota Motor Credit Corp., 1/23/07 .......................................................      200,000,000        199,359,556
  UBS AG Finance Delaware Inc., 1/05/07 ....................................................       23,708,000         23,694,170
  U.S. Central Credit Union, 1/25/07 .......................................................      200,000,000        199,297,333
                                                                                                                  --------------
  TOTAL COMMERCIAL PAPER (COST $2,634,943,838) .............................................                       2,634,943,838
                                                                                                                  --------------


16 | Semiannual Report

The Money Market Portfolios

--------------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.7%
a FHLB, 1/02/07 ............................................................................     $100,790,000     $  100,776,561
a FHLB, 1/03/07 ............................................................................          200,000            199,943
a FHLB, 1/05/07 ............................................................................          210,000            209,880
a FHLB, 1/19/07 ............................................................................        1,320,000          1,316,581
a U.S. Treasury Bill, 1/04/07 ..............................................................        2,500,000          2,498,943
                                                                                                                  --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $105,001,908) ..........................                         105,001,908
                                                                                                                  --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,932,420,506) .....................                       5,932,420,506
                                                                                                                  --------------
b REPURCHASE AGREEMENTS 5.1%
  ABN AMRO Bank NV, 5.27%, 1/02/07 (Maturity Value $80,046,844)
     Collateralized by U.S. Government Agency Securities, 4.50% - 5.25%,
        8/03/07 - 8/04/08 ..................................................................       80,000,000         80,000,000
  Deutsche Morgan Grenfell, 4.85%, 1/02/07 (Maturity Value $114,641,746)
     Collateralized by U.S. Treasury Note, 4.25%, 1/15/10 ..................................      114,580,000        114,580,000
  Morgan Stanley & Co. Inc., 4.80%, 1/02/07 (Maturity Value $114,641,109)
     Collateralized by U.S. Treasury Notes, 3.625% - 3.875%, 1/15/08 - 1/15/09 .............      114,580,000        114,580,000
                                                                                                                  --------------
  TOTAL REPURCHASE AGREEMENTS (COST $309,160,000) ..........................................                         309,160,000
                                                                                                                  --------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,241,580,506) 102.8% ................................                       6,241,580,506
  OTHER ASSETS, LESS LIABILITIES (2.8)% ....................................................                        (172,717,824)
                                                                                                                  --------------
  NET ASSETS 100.0% ........................................................................                      $6,068,862,682
                                                                                                                  ==============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                                                                                  --------------
                                                                                                                        THE
                                                                                                                   MONEY MARKET
                                                                                                                     PORTFOLIO
                                                                                                                  --------------
Assets:
   Investments in securities, at amortized cost ...............................................................   $5,932,420,506
   Repurchase agreements, at value and cost ...................................................................      309,160,000
                                                                                                                  --------------
         Total investments ....................................................................................   $6,241,580,506
   Cash .......................................................................................................            2,393
   Interest receivable ........................................................................................       28,067,699
                                                                                                                  --------------
         Total assets .........................................................................................    6,269,650,598
                                                                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................................................................      200,000,857
      Affiliates ..............................................................................................          755,862
      Distributions to shareholders ...........................................................................            6,924
   Accrued expenses and other liabilities .....................................................................           24,273
                                                                                                                  --------------
         Total liabilities ....................................................................................      200,787,916
                                                                                                                  --------------
            Net assets, at value ..............................................................................   $6,068,862,682
                                                                                                                  ==============
Net assets consist of paid-in capital .........................................................................   $6,068,862,682
                                                                                                                  ==============
Shares outstanding ............................................................................................    6,068,862,682
                                                                                                                  ==============
Net asset value per share .....................................................................................   $         1.00
                                                                                                                  ==============


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                                                                                  --------------
                                                                                                                       THE
                                                                                                                   MONEY MARKET
                                                                                                                    PORTFOLIO
                                                                                                                  --------------
Investment income:
   Interest ...................................................................................................   $  154,020,740
                                                                                                                  --------------
Expenses:
   Management fees (Note 3a) ..................................................................................        4,335,253
   Custodian fees (Note 4) ....................................................................................           64,170
   Reports to shareholders ....................................................................................            6,088
   Professional fees ..........................................................................................           23,745
   Other ......................................................................................................           56,144
                                                                                                                  --------------
      Total expenses ..........................................................................................        4,485,400
      Expense reductions (Note 4) .............................................................................             (464)
                                                                                                                  --------------
         Net expenses .........................................................................................        4,484,936
                                                                                                                  --------------
            Net investment income .............................................................................      149,535,804
                                                                                                                  --------------
Net increase (decrease) in net assets resulting from operations ...............................................   $  149,535,804
                                                                                                                  ==============


                                                          Semiannual Report |
  The accompanying notes are an integral part of these financial statements.| 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              ----------------------------------
                                                                                                  THE MONEY MARKET PORTFOLIO
                                                                                              ----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                              DECEMBER 31, 2006     YEAR ENDED
                                                                                                 (UNAUDITED)       JUNE 30, 2006
                                                                                              ----------------------------------
Increase (decrease) in net assets:
   Net investment income from operations ..................................................   $     149,535,804   $  235,463,389
   Distributions to shareholders from net investment income ...............................        (149,535,804)    (235,463,389)
   Capital share transactions: (Note 2) ...................................................       1,075,123,662     (682,740,398)
                                                                                              ----------------------------------
      Net increase (decrease) in net assets ...............................................       1,075,123,662     (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period ....................................................................       4,993,739,020    5,676,479,418
                                                                                              ==================================
   End of period ..........................................................................   $   6,068,862,682   $4,993,739,020
                                                                                              ==================================


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one Portfolio, the The Money Market Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 29, 2006. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 21

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                       -------------------------------------
                                                       SIX MONTHS ENDED       YEAR ENDED
                                                       DECEMBER 31, 2006     JUNE 30, 2006
                                                       -------------------------------------
Shares sold ........................................   $   4,495,976,470    $  5,987,924,802
Shares issued on merger (Note 6) ...................          84,125,474                  --
Shares issued in reinvestment of distributions .....         149,529,134         235,470,437
Shares redeemed ....................................   $  (3,654,507,416)     (6,906,135,637)
                                                       -------------------------------------
Net increase (decrease) ............................   $   1,075,123,662    $   (682,740,398)
                                                       =====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                 AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                         Investment manager
Franklin Templeton Investor Services, LLC (Investor        Transfer agent
Services)


22 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, the shares of the Portfolio were owned by the following funds:

                                                                               ----------------------------------
                                                                                                  PERCENTAGE OF
                                                                                   SHARES      OUTSTANDING SHARES
                                                                               ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .....................   3,981,217,812         65.60%
Franklin Money Fund ........................................................   1,852,575,655         30.53%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ................     135,488,285          2.23%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ........      99,580,930          1.64%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.


                                                          Semiannual Report | 23

The Money Market Portfolios

6. MERGER (CONTINUED)

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

---------------------------------------------------------------------------------------------
FUND NAME                                                           SHARES AT $1.00 PER SHARE
---------------------------------------------------------------------------------------------
The U.S. Government Securities Money Market Portfolio ...........         $   84,125,474
The Money Market Portfolio ......................................         $5,604,232,120
The Money Market Portfolio - post merger ........................         $5,688,357,594

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


24 | Semiannual Report

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 25

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


26 | Semiannual Report

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

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

                                        FRANKLIN TEMPLETON INSTITUTIONAL
    [LOGO](R)
FRANKLIN TEMPLETON                      600 Fifth Avenue
  INSTITUTIONAL                         New York, NY 10020

SEMIANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST
MONEY MARKET PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 S2006 02/07


        ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

        ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

        ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

        ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

        ITEM 6. SCHEDULE OF INVESTMENTS. N/A

        ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

        ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

        ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2007


By /S/GALEN G. VETTER
   ------------------
Galen G. Vetter
Chief Financial Officer
Date    February 27, 2007